SHARE-BASED COMPENSATION - Schedule of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.0350
Balance at ending (in shares)	24,238,937
EUR/USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.0350	1.1002	1.0667
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning (in shares)	34,482,312	47,596,801	52,789,478
Expired (in shares)	(3,707,334)	(205,000)	0
Forfeited (in shares)	(634,874)	(1,423,375)	(3,660,928)
Granted (in shares)	0	270,000	4,801,938
Exercised (in shares)	(5,901,167)	(11,756,114)	(6,333,687)
Balance at ending (in shares)	24,238,937	34,482,312	47,596,801
Vested (in shares)	19,816,437	9,284,834	8,687,584
Unvested (in shares)	4,422,500	25,197,478	38,909,217
Weighted average exercise price at 1 January (in usd per share) | $ / shares	$ 0.952	$ 0.897	$ 0.911
Weighted average exercise price, expired (in usd per share) | $ / shares	0.840	0.847	0
Weighted average exercise price of share options, forfeited (in usd per share) | $ / shares	0.896	0.992	0.847
Weighted average exercise price, granted (in usd per share) | $ / shares	0	1.349	0.902
Weighted average exercise price, exercised (in usd per share) | $ / shares	0.784	0.857	0.599
Weighted average exercise price at 31 December (in usd per share) | $ / shares	0.932	0.952	0.897
Weighted average exercise price, vested (in usd per share) | $ / shares	0.942	0.856	0.844
Weighted average exercise price, unvested (in usd per share) | $ / shares	$ 0.889	$ 0.987	$ 0.910